Revenue from Contract with Customer	12 Months Ended
Feb. 24, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]	REVENUE
Disaggregation of Revenue
The following table provides information about disaggregated revenue by product category for each of our reportable segments:

Product Category Data	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Americas
Desking, benching, systems and storage	$1,089.7	$903.3	$912.0
Seating	692.4	583.2	559.4
Other (1)	654.1	508.6	456.5
International
Desking, benching, systems and storage	262.5	271.0	246.2
Seating	290.0	283.8	255.0
Other (1)	243.9	222.8	167.1
	$3,232.6	$2,772.7	$2,596.2
_______________________________________
(1)The other product category data by segment consists primarily of products sold by consolidated dealers, textiles and surface materials, worktools, architecture and other uncategorized product lines and services, less promotions and incentives on all product categories.
In the Americas segment, no industry or vertical market individually represented more than 17%, 17% or 15% of the Americas segment revenue in 2023, 2022 and 2021, respectively.
Reportable geographic information is as follows:

Reportable Geographic Revenue	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
United States	$2,258.7	$1,848.2	$1,739.5
Foreign locations	973.9	924.5	856.7
	$3,232.6	$2,772.7	$2,596.2
No individual country in the International segment represented more than 6% of our consolidated revenue in 2023.
No single customer represented more than 5% of our consolidated revenue in 2023, 2022 or 2021.
Contract Balances
At times, we receive deposits from customers before revenue is recognized, resulting in the recognition of a contract liability (Customer deposits) presented on the Consolidated Balance Sheets.
Changes in the Customer deposits balance during the year ended February 24, 2023 are as follows:

Customer Deposits
Balance as of February 25, 2022	$53.4
Recognition of revenue related to beginning of year customer deposits	(50.0)
Customer deposits acquired (1)	24.3
Customer deposits received, net of revenue recognized during the period (2)	23.1
Balance as of February 24, 2023	$50.8
_______________________________________
(1)Represents customer deposits acquired from Halcon Furniture LLC ("HALCON") as of the acquisition date. See Note 19 for additional information.
(2)Includes amounts recognized in revenue from the customer deposits acquired from HALCON.